Restructuring expenses (Details) SFr in Millions	12 Months Ended
Dec. 31, 2015 CHF (SFr)
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 355
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	46
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	309
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	191
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	87
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	31
Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	39
International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	33
Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	3
Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	105
Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	22
Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	153
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	325
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	46
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	279
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	191
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	87
Bank | of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	1
Bank | Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	(30)
Bank | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	39
Bank | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	33
Bank | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	3
Bank | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	105
Bank | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	22
Bank | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 153